Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Nov. 28, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
PGIM Jennison Small Company Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Account Value		$ 26,257.51	$ 20,796.17	$ 19,366.17	$ 24,259.22	$ 15,254.88	$ 14,153.15	$ 14,966.61		$ 13,206.59	$ 10,952.13	$ 9,923.65	$ 9,999.99
PGIM Jennison Small Company Fund - Class R4
Account Value [Line Items]
Line Graph and Table Measure Name		Class R4
Account Value		$ 18,937.51	15,043.62	14,042.66	17,627.24	11,114.91	10,331.51	10,956.60	$ 10,000.00
PGIM Jennison Small Company Fund - Class R2
Account Value [Line Items]
Line Graph and Table Measure Name		Class R2
Account Value		$ 18,599.79	14,811.42	13,858.79	17,439.01	11,020.31	10,272.87	10,888.61	10,000.00
PGIM Jennison Small Company Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
Account Value		$ 25,872.38	20,522.42	19,129.24	23,979.33	15,101.07	14,023.14	14,851.89		13,133.15	10,909.90	9,905.16	10,000.00
PGIM Jennison Small Company Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Account Value		$ 24,604.30	19,618.17	18,391.37	23,178.53	14,674.17	13,698.33	14,582.85		12,953.12	10,809.30	9,865.47	9,999.99
PGIM Jennison Small Company Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Account Value		$ 23,315.15	18,716.97	17,650.51	22,369.97	14,247.10	13,373.12	14,275.63		12,740.35	10,689.17	9,811.63	10,000.00
PGIM Jennison Small Company Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Account Value		$ 23,710.74	18,867.60	17,644.78	22,201.03	14,026.62	13,073.82	13,895.04		12,312.79	10,257.23	9,339.89	9,449.95
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value	[1]	$ 35,098.020035982474	25,740.82606126845	21,165.429473277909	25,039.563076931514	19,260.467711924091	16,726.553913772721	16,044.061236029711	10,000	13,606.993862280488	11,472.109431447141	9,938.54807460674	10,000
S&P SmallCap 600 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600 Index
Account Value		$ 26,051.50942765993	20,698.589363410374	18,803.672596882177	23,165.921164328152	14,695.316425742281	16,023.413546030164	17,675.042955150726	10,000	14,843.308575391788	12,262.109806790766	10,381.238056804943	10,000
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500 Index
Account Value		$ 24,772.567890794136	$ 19,634.786784639669	$ 17,643.822083002367	$ 22,364.380750055931	$ 15,420.697833263977	$ 15,085.949290999839	$ 15,721.755069755876	$ 10,000	$ 13,530.745101968465	$ 11,486.873494963198	$ 10,037.871275198018	$ 10,000

[1]	The Fund has added this broad-based index in response to new regulatory requirements.